Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Assets
Cash and cash equivalents	$ 23,485,746	$ 6,199,213
Restricted cash	2,187,567	1,757,546
Receivables from broker-dealers and clearing organizations	1,971,101	2,360,157
Receivables from customers	2,843,072	1,230,542
Payments on behalf of customers for trading activities	2,626,386
Receivables from a customer – related party	1,512,129
Securities owned, at fair value	2,013,675	1,288,747
Fixed assets, net	413,934	421,285
Intangible asset, net	63,696	63,837
Right of use assets	202,536	242,665
Deposit for long-term investments	200,000
Income tax recoverable	45,863	20,292
Other assets	1,054,300	296,532
Total assets	38,620,005	13,880,816
Liabilities and shareholders’ equity
Payable to customers	3,660,323	3,210,113
Payable to customer – related parties	99,204	99,423
Accrued expenses and other liabilities	145,855	131,317
Operating lease liabilities	201,774	244,861
Total liabilities	4,107,156	3,685,714
Commitments and contingencies
Shareholders’ Equity
Common shares, $0.001 par value, 150,000,000 shares authorized; 35,050,000 and 30,000,000 shares issued and outstanding at September 30, 2022 and March 31, 2022, respectively)	35,050	30,000
Additional paid-in capital	25,423,909	2,934,595
Retained earnings	9,102,714	7,264,531
Accumulated other comprehensive loss	(48,824)	(34,024)
Total shareholders’ equity	34,512,849	10,195,102
Total liabilities and shareholders’ equity	$ 38,620,005	$ 13,880,816